Accrued Liabilities - Current Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued rebates	$ 68.3	$ 82.2	$ 81.9
Accrued salaries and wages	27.4	46.4	37.3
Accruals for estimated litigation matters		0.0	25.7
Accrued taxes - income and other	23.8	23.4	12.2
Deposit received on pending sale of assets	0.0	7.8	0.0
Other	25.5	23.6	22.9
Total	$ 145.0	$ 183.4	$ 180.0